SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ (2,187,715)	¥ (2,096,090)	¥ (2,005,864)
Changes of valuation allowance	210,313	(91,625)	(90,226)
Balance at end of the period	¥ (1,977,402)	¥ (2,187,715)	¥ (2,096,090)